SHARE WARRANT OBLIGATIONS - Schedule of Change in Contract Asset and Share Warrant Obligation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Contract asset
Beginning Balance	$ 13,528,646
Ending Balance	13,205,156	$ 13,528,646
Public warrants
Share warrant obligation
Beginning balance	8,558,066	13,080,646
Additions	0	2,907,226
Foreign currency translation adjustment	(207,634)	(51,764)
Fair value adjustment	(999,413)	(7,378,042)
Ending balance	7,351,019	8,558,066
Public warrants | Non-Convertible Debentures, Warrants
Share warrant obligation
Beginning balance	18,043,426	24,767,843
Foreign currency translation adjustment	(4,815,280)	(6,421,117)
Fair value adjustment	(415,410)	(303,300)
Ending balance	12,812,736	18,043,426
Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning balance	1,082,920	7,990,648
Foreign currency translation adjustment	(24,184)	(6,344)
Fair value adjustment	(309,060)	(6,901,384)
Ending balance	749,676	1,082,920
Northern Genesis Acquisition Corp. | Public warrants
Share warrant obligation
Beginning balance	905,737	7,075,767
Foreign currency translation adjustment	(20,514)	3,481
Fair value adjustment	(177,959)	(6,173,511)
Ending balance	707,264	905,737
Northern Genesis Acquisition Corp. | Private warrants
Share warrant obligation
Beginning balance	177,183	914,881
Foreign currency translation adjustment	(3,670)	(9,825)
Fair value adjustment	(131,101)	(727,873)
Ending balance	42,412	177,183
Amazon Logistics, Inc.
Contract asset
Beginning Balance	13,528,646	13,211,006
Foreign currency translation adjustment	(323,490)	317,640
Ending Balance	13,205,156	13,528,646
Share warrant obligation
Beginning balance	1,897,791	2,172,269
Foreign currency translation adjustment	(42,833)	(11,909)
Fair value adjustment	(625,492)	(262,569)
Ending balance	$ 1,229,466	$ 1,897,791